Customer Concentrations	12 Months Ended
Dec. 31, 2010
Customer Concentrations [Abstract]
Customer Concentrations

3. Customer Concentrations

The Company currently sells approximately 3.6 million tons of metallurgical coke per year to its three primary customers in the United States: ArcelorMittal, U.S. Steel, and AK Steel. Substantially all of the production from the Jewell and Indiana Harbor facilities and approximately one half of the production from the Haverhill facility is sold pursuant to long-term contracts with affiliates of ArcelorMittal. The remaining balance of coke sales produced at the Haverhill facility, which commenced operations in 2008 and became fully operational in 2009, were initially sold to affiliates of OAO Severstal and then to AK Steel under long-term contracts. All coke sales from the Granite City cokemaking facility, which commenced operations in the fourth quarter of 2009, are made pursuant to a long-term contract with U.S. Steel. In addition, the licensing and operating fees, as well as preferred dividends pertaining to the Brazilian cokemaking operations, are payable to the Company under long-term contracts with a Brazilian subsidiary of ArcelorMittal.

The Company generally does not require any collateral with respect to its accounts receivable. At December 31, 2010, the Company's accounts receivable balances were primarily due from ArcelorMittal, U.S. Steel and AK Steel.

The Company is also supplying ArcelorMittal with substantially all of the coke production from the Jewell operations. Under the coke sales agreement, the Company is required to provide ArcelorMittal with up to 710 thousand tons of coke annually. Prior to the restructuring of this contract (see below), the term of that agreement ran through September 2020 (concurrent with the term of the Haverhill agreement with ArcelorMittal). Under the agreement, coke was being supplied on a take-or-pay basis through October 2012, and thereafter was to be adjusted annually and based upon the projected annual coke requirements of ArcelorMittal above certain fixed thresholds.

Production from the Indiana Harbor facility is sold and delivered principally to ArcelorMittal's Indiana Harbor Works steel plant, which is adjacent to the Indiana Harbor cokemaking facility. The coke sales agreement requires the Company to provide ArcelorMittal with 1.22 million tons of coke annually on a take-or-pay basis.

The Company is supplying approximately 550 thousand tons per year of coke from its Haverhill plant to affiliates of ArcelorMittal. Prior to the restructuring of this contract (see below), coke was being supplied to affiliates of ArcelorMittal on a take-or-pay basis through September 2012, and thereafter was to be adjusted annually and based upon the projected annual coke requirements of ArcelorMittal above certain fixed thresholds through October 2020. The coke price under the coke agreement at Haverhill with affiliates of ArcelorMittal reflects the pass through of coal and transportation costs, all applicable taxes (excluding property and income taxes), and coke transportation costs, as well as an operating cost component and fixed cost component. ArcelorMittal is entitled to receive under the Haverhill agreement, as a credit to the price of coke, an amount representing a percentage of the realized value of certain applicable nonconventional fuels tax credits, to the extent such credits are available.

Beginning in July 2009, ArcelorMittal initiated legal proceedings challenging the prices charged to ArcelorMittal under the Jewell coke purchase agreement. In August 2010, ArcelorMittal presented the Company with additional bases for challenging the prices charged for coke produced at the Jewell facility as well as its Haverhill facility and also presented its notice of intent to arbitrate outstanding issues relating to the Indiana Harbor facility, including, among other things, the prices charged for coke produced at that facility. The Company and ArcelorMittal participated in court ordered mediation in January 2011 which resulted in a commercial resolution of the litigation. The parties agreed to amend the Jewell and Haverhill coke supply agreements effective January 1, 2011 to eliminate the fixed coal cost adjustment factor in the Jewell agreement and increase the operating cost and fixed fee components payable to the Company under both agreements. The parties also agreed that the take-or-pay provisions of these coke sales agreements would remain in effect through the end of the terms of these agreements in December 2020. This extension provides the Company a guaranteed outlet for this coke production through 2020. If the amendments to the Jewell and Haverhill agreements had been in place during 2010, the Company's pretax income would have been reduced by approximately $60 million (unaudited). In February 2011, ArcelorMittal and the Company also entered into a settlement agreement to resolve the Indiana Harbor arbitration claims. The Indiana Harbor settlement will not significantly impact the Company's future income.

The Company is the operator of a cokemaking facility in Vitória, Brazil and has preferred stock investment of $41.0 million in the project company that owns the Vitória facility. The Company is the sole subscriber of preferred shares. The project company is a VIE for which the Company is not the primary beneficiary. As such, the Company does not include the project company's accounts in its combined financial statements. Originally, under a series of agreements with the local project company, in which ArcelorMittal Brasil ("AMB") is the major shareholder, AMB agreed to purchase all of the coke and steam produced at the cokemaking facility under a long-term tolling agreement and the Company agreed to operate the cokemaking facility through 2023 and receive fees for operating the plant as well as for the licensing of the Company's proprietary technology. The Company is also entitled to a $9.5 million annual dividend for its preferred stock investment until 2023. Receipt of the dividend generally requires that certain minimum production levels are achieved at the facility. Dividend income of $9.5 million was recognized in the second quarter of 2009 when it was determined that amounts attributable to 2008 were realizable. An additional dividend of $9.5 million was recognized in the fourth quarters of 2010 and 2009. There was no dividend income recognized in 2008. These amounts are included in other income, net, in the combined statements of income. In addition, AMB and the Company have a call and put option, respectively, on the Company's investment in the project company, which can be exercised in 2024. The option price is $41.0 million, the amount of SunCoke's investment, plus any unpaid dividends and related interest. In the fourth quarter of 2009, the commercial and investment structure was modified to allow the local project company to lease the coke facility to AMB rather than enter into a long-term tolling agreement for coke. As part of this restructuring, the long-term operating agreement with the Company was assigned and restated with AMB and AMB has guaranteed the dividend payable by the local project company to SunCoke.

Coke sales to ArcelorMittal and licensing and operating fees from AMB, in total, accounted for 69, 84 and 92 percent, for the years ended December 31, 2010, 2009 and 2008, respectively, of the Company's total revenues.

In February 2008, the Company entered into an agreement with U.S. Steel under which the Company would build, own and operate a 650 thousand tons-per-year cokemaking facility adjacent to U.S. Steel's steelmaking facility in Granite City, IL. Construction of this facility was completed in the fourth quarter of 2009. In connection with this agreement, U.S. Steel has agreed to purchase, over a 15-year period, such coke production as well as the steam generated from the heat recovery cokemaking process at this facility.

In connection with the expansion of the Haverhill facility, the Company entered into coke purchase agreements with affiliates of OAO Severstal. Under these coke sales agreements, the affiliates of OAO Severstal agreed to purchase on a take-or-pay basis, over a 15-year period, 550 thousand tons per year from the facility. In August 2009, the Company entered into a 12-year coke sales agreement and companion energy sales agreement with AK Steel, which replaced the take-or-pay contract with the affiliates of OAO Severstal effective September 1, 2009 and January 1, 2010, respectively. Under the new agreement, AK Steel had a limited purchase obligation of 13.5 thousand tons of coke for 2009, and beginning January 1, 2010, AK Steel is required to purchase all 550 thousand tons of coke per year from this facility. In addition, under the energy sales agreement, AK Steel began purchasing 50 percent of the electricity produced at the associated cogeneration power plant in May 2010. These contracts are subject to early termination by AK Steel after November 2014 under limited circumstances provided AK Steel has given at least two years notice of its intention to terminate and certain other conditions are met.

In March 2008, the Company entered into an agreement with AK Steel under which the Company will build, own and operate a cokemaking facility and associated cogeneration power plant adjacent to AK Steel's Middletown, OH steelmaking facility. The Company has obtained the necessary permits to build and operate the plant, although some of them have been appealed. Management believes that any risks have been sufficiently mitigated and construction of the facility is proceeding. These facilities are expected to cost in aggregate approximately $410 million and be completed in the fourth quarter of 2011. The plant is expected to produce approximately 550 thousand tons of coke per year and, on average, 44 megawatts of power per hour. In connection with this agreement, AK Steel has agreed to purchase, over a 20-year period, all of the coke and available electrical power from these facilities. Expenditures through December 31, 2010 for the construction of this facility totaled $242.2 million.